INCOME TAXES (Details 1) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Income Tax Disclosure [Abstract]
Income before income tax provision	$ 4,927,762	$ 8,974,042	$ 8,391,897
Tax at the PRC EIT tax rates	1,231,941	2,243,511	2,097,974
HNTE tax incentive	(298,562)	(925,270)	(850,834)
Tax effect of non-deductible expenses	460,045	(59,636)	(56,045)
Tax effect of R&D expenses deduction	(82,218)	(68,310)	(73,132)
Others			(22,470)
Change in valuation allowance	(46,273)	93,908	17,573
Income tax expense	$ 1,264,933	$ 1,284,203	$ 1,113,066